RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues	¥ 2,339,013	¥ 3,008,947	¥ 1,967,723
Operating expenses	265,635	79,038	25,376
Purchases from JD Group	44,889	46,407	47,179
JD Group
Related Party Transaction [Line Items]
Revenues	951,328	2,214,262	1,564,436
Walmart group
Related Party Transaction [Line Items]
Revenues	¥ 1,387,685	¥ 794,685	¥ 403,287